GuidePath Tactical Allocation Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 71.0%	Shares	Value
Biotechnology - 6.4%
Exelixis, Inc. (a)	462,247	$ 25,150,859
United Therapeutics Corp. (a)	48,272	26,155,218
		51,306,077

Consumer Finance - 2.3%
Synchrony Financial	249,805	18,997,670

Diversified Telecommunication Services - 1.7%
AT&T, Inc.	647,097	13,394,908

Electric Utilities - 2.4%
Edison International	138,965	10,345,944
NRG Energy, Inc.	60,355	8,815,451
		19,161,395

Electrical Equipment - 1.6%
Nextpower, Inc. - Class A (a)(b)	110,238	13,133,755

Financial Services - 1.6%
MGIC Investment Corp.	458,145	12,919,689

Food Products - 2.5%
Ingredion, Inc.	124,670	11,807,496
Pilgrim's Pride Corp. (b)	296,986	8,348,276
		20,155,772

Household Durables - 3.5%
DR Horton, Inc.	84,814	13,814,504
PulteGroup, Inc.	102,979	14,129,749
		27,944,253

Household Products - 2.1%
Procter & Gamble Co.	114,109	16,732,944

Insurance - 9.8%
Aflac, Inc.	189,954	22,272,107
Arch Capital Group Ltd. (a)	158,106	15,345,768
Everest Group Ltd.	43,310	15,471,631
Hartford Insurance Group, Inc.	197,193	26,132,016
		79,221,522

Interactive Media & Services - 7.0%
Alphabet, Inc. - Class A	95,394	34,090,954
Meta Platforms, Inc. - Class A	39,018	21,978,449
		56,069,403

Machinery - 1.7%
Snap-on, Inc.	33,289	13,395,494

Media - 3.2%
Fox Corp. - Class A	498,838		26,019,390

Metals & Mining - 2.7%
Newmont Corp.	230,665		21,544,111

Passenger Airlines - 1.5%
United Airlines Holdings, Inc. (a)	89,243		12,136,156

Semiconductors & Semiconductor Equipment - 12.5%
First Solar, Inc. (a)	71,886		16,962,221
Micron Technology, Inc.	23,001		26,549,824
NVIDIA Corp.	228,877		45,795,999
QUALCOMM, Inc. (b)	62,591		11,566,191
			100,874,235

Software - 2.5%
Microsoft Corp.	54,441		20,307,582

Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	103,556		29,964,964
Western Digital Corp.	29,042		18,549,706
			48,514,670
TOTAL COMMON STOCKS (Cost $431,393,078)			571,829,026

INVESTMENT COMPANIES - 14.1%	Shares		Value
Domestic Equity Funds - 14.1%
iShares Core S&P 500 ETF	152,238		114,009,516
TOTAL INVESTMENT COMPANIES (Cost $103,807,788)			114,009,516

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 14.9%	Shares		Value
JPMorgan U.S. Government Money Market Fund - Class IM, 3.59% (c)	120,145,020		120,145,020
TOTAL MONEY MARKET FUNDS (Cost $120,145,020)			120,145,020

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.9%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.75% (c)	7,255,760		7,255,760
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,255,760)			7,255,760

TOTAL INVESTMENTS - 100.9% (Cost $662,601,646)			813,239,322
Liabilities in Excess of Other Assets - (0.9)%		(0.00926)	(7,459,799)
TOTAL NET ASSETS - 100.0%			$ 805,779,523

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $7,082,920.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.